DEFERRED TAX - Schedule of Change in Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Deferred tax, net at the beginning of the year	$ 4,160	$ 5,126
Business combination (Note 5)	(13,475)	0
Credited (charged) to the profit or loss (Note 23)	7,309	(588)
Charged to the other comprehensive income (Note 23)	(19)	0	$ 0
Translation differences	709	(378)
Deferred tax, net at the end of the year	$ (1,316)	$ 4,160	$ 5,126